Debt	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Debt

3. Debt

Long-term debt consisted of the following (in thousands):

	March 31, 2015	December 31, 2014
2021 notes	$350,000	$350,000
2013 facility	55,000	30,000
Other long-term debt	3,886	3,904
	408,886	383,904
Less: current portion of long-term debt	55,076	30,074
Long-term debt, net of current maturities	$353,810	$353,830

2013 Facility Borrowings

As of March 31, 2015, we have $55.0 million in borrowings outstanding under our $175.0 million senior secured revolving credit facility (the “2013 facility”) at a weighted average interest rate of 2.0%. Amounts borrowed under our 2013 facility have been and will continue to be used to fund working capital needs and potential future acquisitions.

Fair Value

The only financial instrument measured at fair value on a recurring basis was our outstanding warrants.

The table below presents the effect of our derivative financial instrument on the condensed consolidated statements of operations and comprehensive loss (in thousands):

Derivative Not Designated as Hedging Instrument	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
		Three Months Ended March 31,
		2015	2014
Warrants	Interest expense, net	$167	$(1,197)

We use the income approach to value our warrants by using the Black-Scholes option-pricing model. Using this model, the risk-free interest rate is based on the U.S. Treasury yield curve in effect on the valuation date. The expected life is based on the period of time until the expiration of the warrants. Expected volatility is based on the historical volatility of our common stock over the most recent period equal to the expected life of the warrants. The expected dividend yield is based on our history of not paying regular dividends in the past and our current intention to not pay regular dividends in the foreseeable future.

These techniques incorporate Level 1 and Level 2 inputs. Significant inputs to the derivative valuation for the warrants are observable in the active markets and are classified as Level 2 in the hierarchy.

The following fair value hierarchy table presents information about our financial instrument measured at fair value on a recurring basis using significant other observable inputs (Level 2) (in thousands):

	Carrying Value As of March 31, 2015	Fair Value Measurement as of March 31, 2015	Carrying Value As of December 31, 2014	Fair Value Measurement as of December 31, 2014
Warrants (included in Other long-term liabilities)	$3,207	$3,207	$3,375	$3,375

We have elected to report the value of our 2021 Notes at amortized cost. The fair value of the 2021 Notes at March 31, 2015 was approximately $360.3 million and was determined using Level 2 inputs based on market prices.